Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ (56)	$ (48)
Deferred tax liabilities	157	251
Deferred tax liability asset	$ 101	$ 203	$ 86